UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 03/31/2011

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/20/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		41
Form 13F Information Table Value Total:		$ 56,603

List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      309     4491 SH       SOLE                     4491
3M COMPANY                     COM              88579y101     1853    19823 SH       SOLE                    19823
ABBOTT LABORATORIES            COM              002824100     1775    36181 SH       SOLE                    36181
AIR PRODUCTS AND CHEMICAL INC. COM              009158106      960    10640 SH       SOLE                    10640
BANK OF AMERICA CORP.          COM              060505104     2095   157177 SH       SOLE                   157177
BERKSHIRE HATHAWAY CL A        COM              084670108     1253       10 SH       SOLE                       10
BERKSHIRE HATHWY CL B NEW      COM              084670702     2740    32764 SH       SOLE                    32764
BROOKFIELD INFRSTRUC PRTNRS L. COM              g16252101     3126   140695 SH       SOLE                   140695
CHEVRON CORPORATION            COM              166764100      368     3427 SH       SOLE                     3427
CISCO SYSTEMS, INC.            COM              17275R102     1312    76475 SH       SOLE                    76475
COCA COLA CO.                  COM              191216100      221     3328 SH       SOLE                     3328
EDWARDS LIFESCIENCES CORP.     COM              28176E108      231     2654 SH       SOLE                     2654
EMERSON ELECTRIC CO.           COM              291011104     1564    26774 SH       SOLE                    26774
EXXON MOBIL CORP.              COM              30231G102     2592    30811 SH       SOLE                    30811
FORD MOTOR CO. DEL PAR $0.01   COM              345370860     1769   118630 SH       SOLE                   118630
GENERAL ELECTRIC CO.           COM              369604103     2184   108917 SH       SOLE                   108917
GOOGLE INC. CL A               COM              38259P508     2587     4409 SH       SOLE                     4409
GUGGENHEIM SOLAR ETF           COM              18383m621      866    98428 SH       SOLE                    98428
HEWLETT PACKARD CO.            COM              428236103     1332    32520 SH       SOLE                    32520
INTERNATIONAL BUSINESS MACHINE COM              459200101      222     1360 SH       SOLE                     1360
ISHARES MSCI BRAZIL INDEX      COM              464286400     1787    23055 SH       SOLE                    23055
ISHARES S&P INDIA NIFTY 50 IDX COM              464289529     1650    55025 SH       SOLE                    55025
JOHNSON & JOHNSON              COM              478160104     2021    34107 SH       SOLE                    34107
MEDTRONIC INC.                 COM              585055106     1478    37555 SH       SOLE                    37555
MICROSOFT CORP.                COM              594918104      832    32762 SH       SOLE                    32762
MSCI EMERGING MKTS INDEX FUND  COM              464287234     1416    29091 SH       SOLE                    29091
NESTLE SPON ADR REPSTG REG SH  COM              641069406      309     5362 SH       SOLE                     5362
NEW ENGLAND BANCSHARES INC.    COM              643863202      163    16841 SH       SOLE                    16841
PEPSICO INC.                   COM              713448108     2190    33995 SH       SOLE                    33995
PETROLEO BRAS VTG SPD ADR      COM              71654v408      401     9910 SH       SOLE                     9910
PLUM CREEK TIMBER CO. INC.     COM              729251108     3713    85150 SH       SOLE                    85150
PROCTOR GAMBLE CO.             COM              742718109     2398    38928 SH       SOLE                    38928
ROCKVILLE FINANCIAL INC. NEW   COM              774188106      158    15167 SH       SOLE                    15167
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      384     5275 SH       SOLE                     5275
SCHLUMBERGER LTD ADR.          COM              806857108      762     8175 SH       SOLE                     8175
SPDR INDEX S&P CHINA           COM              78463x400     1840    22905 SH       SOLE                    22905
SPECTRA ENERGY CORP.           COM              847560109     2295    84425 SH       SOLE                    84425
UNITED TECHNOLOGIES CORP.      COM              913017109      286     3375 SH       SOLE                     3375
VANGUARD EMERGING MARKETS      COM              922042858      645    13180 SH       SOLE                    13180
VANGUARD PACIFIC               COM              922042866     1811    32438 SH       SOLE                    32438
ZIMMER HOLDINGS, INC.          COM              98956p102      706    11664 SH       SOLE                    11664